DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS	12 Months Ended
Sep. 30, 2014
DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS
10.	DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS

Deposits for purchase of non-current assets consisted of the following:

	As of September 30,
	2013	2014
	US$	US$

Deposit for purchase of property, plant and equipment and other intangible assets	374	94

	374	94